Significant Accounting Policies (Details) - Schedule of restrictions on cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of restrictions on cash and cash equivalents [Abstract]
Cash and cash equivalents	$ 9,819	$ 4,319
Restricted cash	397	390
Restricted cash in other long-term assets	240	199
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$ 10,456	$ 4,908